Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Accounts receivable, net

Note 4 – Accounts receivable, net

Accounts receivable as of December 31, 2020 and 2019 consisted of the following:

	December 31,
	2020	2019

Accounts receivable	$8	$208
Allowance for doubtful accounts	—	(196)
	$8	$12

The movements in allowance for doubtful accounts are as follows:

	2020	2019

Balance at the beginning of the year	$196	$196
Addition	—	—
Written-off	(196)	—
Balance at the end of the year	$—	$196

The Company provides credit in the normal course of business. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.